Report of Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,350,371	2,432,751
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(4,618)	(5,469)
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	930,658	938,535
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	102,039	112,902
Financial assets at amortised cost, category
Disclosure of credit risk exposure [line items]
Financial assets	$ 153,973	$ 148,326
ECL coverage %	0.40%	0.40%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,507,370	$ 2,700,821
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (10,197)	$ (11,917)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,365,477	$ 2,513,431
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,296)	$ (1,409)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.30%	2.00%
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 117,824	$ 165,842
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,679)	$ (3,234)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	25.70%	33.80%
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 23,976	$ 21,463
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6,171)	$ (7,244)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	54.80%	35.30%
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 93	$ 85
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (51)	$ (30)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	1.00%	1.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 940,373	$ 949,609
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9,715)	$ (11,074)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 824,420	$ 809,384
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,078)	$ (1,130)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.70%	2.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 93,248	$ 120,871
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,546)	$ (2,964)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	26.70%	36.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 22,615	$ 19,273
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6,040)	$ (6,950)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	56.70%	37.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 90	$ 81
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (51)	$ (30)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.60%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 447,225	$ 447,522
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,524)	$ (2,867)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 403,746	$ 396,534
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (570)	$ (579)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.90%	3.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 39,919	$ 47,483
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,158)	$ (1,434)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	22.40%	24.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,560	$ 3,505
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (796)	$ (854)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	1.60%	1.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 410,684	$ 427,655
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6,755)	$ (7,803)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 340,987	$ 342,878
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (463)	$ (499)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.70%	2.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 51,231	$ 69,738
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,358)	$ (1,500)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	26.60%	38.60%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 18,376	$ 14,958
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (4,883)	$ (5,774)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	56.70%	37.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 90	$ 81
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (51)	$ (30)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	0.50%	0.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 82,464	$ 74,432
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (436)	$ (404)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 79,687	$ 69,972
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (45)	$ (52)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.40%	0.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,098	$ 3,650
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (30)	$ (30)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	53.20%	39.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 679	$ 810
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (361)	$ (322)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 102,052	$ 112,917
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (13)	$ (15)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 101,852	$ 111,479
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9)	$ (10)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.00%	0.20%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 198	$ 1,436
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (3)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	100.00%	100.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2	$ 2
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (2)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 828,580	$ 960,271
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (92)	$ (422)
Financial assets at amortised cost, category | Other | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Other | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 826,621	$ 946,873
Financial assets at amortised cost, category | Other | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (64)	$ (109)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	1.00%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,806	$ 12,734
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5)	$ (132)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	15.00%	27.30%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 153	$ 664
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (23)	$ (181)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 619,367	$ 661,015
Financial assets at amortised cost, category | Loans and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (348)	$ (367)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 597,231	$ 630,949
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (137)	$ (153)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.40%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 21,175	$ 28,922
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (121)	$ (128)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	9.40%	7.50%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 958	$ 1,140
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (90)	$ (86)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3	$ 4
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 253,255	$ 256,997
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (22)	$ (25)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 251,489	$ 253,183
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (17)	$ (23)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,680	$ 3,459
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	5.80%	0.60%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 86	$ 355
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5)	$ (2)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 249,495	$ 267,878
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (310)	$ (322)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 231,201	$ 246,210
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (111)	$ (120)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.70%	0.60%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 17,453	$ 20,928
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (116)	$ (119)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	9.90%	11.30%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 838	$ 736
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (83)	$ (83)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3	$ 4
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 116,617	$ 136,140
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (16)	$ (20)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 114,541	$ 131,556
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9)	$ (10)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.20%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,042	$ 4,535
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5)	$ (9)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	5.90%	2.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 34	$ 49
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (1)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.20%
Financial assets at amortised cost, category | Financial guarantees | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 16,998	$ 17,009
Financial assets at amortised cost, category | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (29)	$ (39)
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15,353	$ 14,746
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (8)	$ (7)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	0.40%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,397	$ 1,879
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5)	$ (7)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	6.50%	6.50%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 248	$ 384
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (16)	$ (25)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,427	$ 1,119
Financial assets at amortised cost, category | Financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,416	$ 1,106
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 11	$ 13
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.30%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 11,475	$ 11,777
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (27)	$ (36)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 10,048	$ 10,157
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)	$ (6)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	0.50%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,232	$ 1,290
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5)	$ (6)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	7.70%	7.30%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 195	$ 330
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (15)	$ (24)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,096	$ 4,113
Financial assets at amortised cost, category | Financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (3)
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,889	$ 3,483
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.20%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 154	$ 576
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.90%	1.90%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 53	$ 54
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0